Future Aircraft Leases Payments - Additional Information (Detail) - Aircraft	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft	146	171
Number of engines	9
Description of leases	In June 2020, the Group terminated operating leases on two (2) A319s and two (2) A320s and finance leases on two (2) A321s, two (2) A330s and four (4) ATR72s.
Description of rejection under Chapter 11 Leases	As of December 31, 2020, the Group rejected under Chapter 11 leases for three (3) engines with future commitments, of which two (2) engines are from the A320 fleet and one (1) engine is from the E190 Fleet. At the end of 2020, the termination documents for these leases were in the process of being signed, which would formalize the departure of the engines from Avianca Holdings S.A. fleet.
Description of termination of lease agreements and expiration of wet lease agreement	In the first quarter of 2020, the Group terminated the lease agreements of two (2) Embraer E-190s with Aerolitoral, S.A. de C.V. and ended the wet lease agreement of one (1) A330.
Number of rejected leases for aircrafts	3
Aircraft 75 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft	75
Aircraft 62 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft	62
Average lease term	59 months
Embraer E190 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of lease agreements terminated	2
Number of leases sold	10
Number of rejected leases for aircrafts	1
A300 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of leases sold	2
A-320 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of leases converted from finance lease to operating lease	9
Number of rejected leases for aircrafts	2
A-330 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of wet lease agreement expired	1